Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenues are Disaggregated by Timing of Revenue Recognition

The Group’s revenues are disaggregated by timing of revenue recognition as follows:

	For the six months ended June 30,
	2024	2025
Revenue recognized at a point of time	$181,198	$197,964
Revenue recognized over time	21,888	24,345
Revenues	$203,086	$222,309

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements:
	As of December 31,	As of June 30,
	2024	2025
Balance sheet items, except for equity accounts	7.2993	7.1636

	For the six months ended June 30,
	2024	2025
Items in the statements of operations and comprehensive loss, and statements of cash flows	7.2150	7.2526